Initial Public Offering -Additional Information (Detail) - USD ($)		11 Months Ended	14 Months Ended
	Jul. 28, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Mar. 01, 2021
Disclosure Of Initial Public Offer [Line Items]
Proceeds from initial public offer		$ 414,000,000
Adjustments to additional paid in capital stock issuance costs		$ 22,433,477
Common Class A
Disclosure Of Initial Public Offer [Line Items]
Number of shares called by each warrant	1				1
Minimum | Common Class A
Disclosure Of Initial Public Offer [Line Items]
Warrants redemption price per share (USD per share)				$ 11.50
IPO
Disclosure Of Initial Public Offer [Line Items]
Stock issued during period shares new issues (in shares)	41,400,000
Sale of stock issue price per share (in usd per share)	$ 10.00
Proceeds from initial public offer	$ 414,000,000.0
Adjustments to additional paid in capital stock issuance costs	23,400,000
Deferred underwriting commissions non current	$ 14,500,000
Over-Allotment Option
Disclosure Of Initial Public Offer [Line Items]
Stock issued during period shares new issues (in shares)	5,400,000	5,400,000	5,400,000